Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Securities available for sale	$ 195,864	$ 196,249
Other assets	10,975	9,461
Total assets	1,377,263	1,315,041
Liabilities:
Subordinated debentures	29,427	29,427
Total liabilities	1,239,647	1,189,868
Shareholders' Equity:
Preferred stock	18,950	22,273
Common stock	118,975	115,330
Accumulated earnings	19,263	5,300
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(2,337)	(495)
Total shareholders' equity	137,616	125,173	$ 115,909	$ 128,376
Total liabilities and shareholders' equity	1,377,263	1,315,041
CBI[Member]
Assets:
Cash	4,747	7,493	$ 13,663	$ 32,572
Securities available for sale	778	587
Investment in bank subsidiary	149,965	133,959
Investment in nonbank subsidiaries	12,635	12,615
Other assets	1,226	2,204
Total assets	169,351	156,858
Liabilities:
Deferred income taxes and other liabilities	2,308	2,258
Subordinated debentures	29,427	29,427
Total liabilities	31,735	31,685
Shareholders' Equity:
Preferred stock	18,950	22,273
Common stock	118,975	115,330
Accumulated earnings	19,263	5,300
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(2,337)	(495)
Total shareholders' equity	137,616	125,173
Total liabilities and shareholders' equity	$ 169,351	$ 156,858